Subsequent Events	12 Months Ended
Jun. 30, 2012
Subsequent Events
Subsequent Events

Note 21. Subsequent Events

Repurchase of 1% Senior Convertible Notes

On July 2, 2012, the Company repurchased an additional $50.0 million aggregate principal amount of its 1% Senior Convertible Notes for $49.8 million in cash. The Company expects to record a loss on this repurchase of approximately $2.1 million in compliance with the authoritative guidance in the first quarter of fiscal 2013.

Acquisition of GenComm Co., Ltd. (“GenComm”)

On August 17, 2012 (“Closing Date”), the Company completed the acquisition of GenComm based in Seoul, South Korea. The Company acquired tangible and intangible assets and assumed liabilities of GenComm for a total purchase price of approximately USD 15.0 million in cash subject to working capital adjustments, including holdback payments of approximately USD 3.5 million which are due 18 months after the closing date and approximately USD 0.5 million which is due 60 months after the closing date. After the Closing Date, GenComm was integrated in the Company’s Communications Test and Measurement segment.